Document and Entity Information	Jan. 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2020
Entity Registrant Name	BROADRIDGE FINANCIAL SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33220
Entity Tax Identification Number	33-1151291
Entity Address, Address Line One	5 Dakota Drive
Entity Address, City or Town	Lake Success
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11042
City Area Code	516
Local Phone Number	472-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001383312
Title of 12(b) Security	Common Stock
Trading Symbol	BR
Security Exchange Name	NYSE